GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses
	2025	2024
Salaries and benefits	$4,321	$1,918
Office and miscellaneous	1,344	1,591
Professional fees	899	1,326
Management and consulting fees	999	490
Investor relations	379	270
Regulatory and compliance fees	197	176
Directors’ fees	195	170
Travel and promotion	192	132
Depreciation	164	153
	$8,690	$6,226